Basis of Presentation and Principles of Consolidation and Combination (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2014 property	Jun. 30, 2014 property	Dec. 31, 2013 property	Dec. 31, 2012 property	Jun. 30, 2014 Weighted average	Jun. 30, 2013 Weighted average	Jun. 30, 2014 Wholly-owned properties property	Dec. 31, 2013 Wholly-owned properties property	Jun. 30, 2014 Partially owned properties property	Dec. 31, 2013 Partially owned properties property	Jun. 30, 2014 Shopping centers property	Jun. 30, 2014 Malls property	Jun. 30, 2014 Strip centers property
Real estate properties
Transaction and related costs	$ 39,931	$ 39,931
Number of properties							90	84	5	4	97	44	53
Number of joint venture properties	2	2	11	14
Ownership interest (as a percent)	82.30%	82.30%	82.90%		82.80%	82.90%